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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2008

Check here if Amendment [X]; Amendment Number:  1

         This Amendment (Check only one.):       [ ] is a restatement.

                                                 [X] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:             Bluecrest Capital Management Limited
Address:          40 Grosvenor Place, London SW1X 7AW, United Kingdom

Form 13F File Number: 028-11935

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Mark Jessop
Title:   Operations Manager
Phone:   020 3180 5804

Signature, Place, and Date of Signing:

/s/ Mark Jessop                           London, UK             August 15, 2008
--------------------------          -------------------------    ---------------
      [Signature]                        [City, State]               [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              Form 13F Summary Page

Report Summary:

Number of Other Included Managers:                                     N/A
                                                              ------------

Form 13F Information Table Entry Total:                                  2
                                                              ------------

Form 13F Information Table Value Total:                           $136,350
                                                              ------------
                                                                (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

         No.            Form 13F File Number            Name
         -----------    ------------------------        ----------------

         NONE


                                              Bluecrest Capital Management Limited
                                                   Form 13F Information Table
                                                   Quarter ended June 30, 2008

                                                                                     Investment Discretion          Voting Authority

                                                 Fair Market   Shares or
                         Title of       Cusip       Value      Principal  SH/  Put/       Shared- Shared- Other
Issuer                   of Class       Number  (in thousands)   Amount   PRN  Call Sole  Defined Other   Mngrs** Sole  Shared None
-----------------------------------------------------------------------------------------------------------------------------------
                        DBCV 2.750%
PLACER DOME INC             10/1      725906AK7     $66,178   35,000,000  PRN         X                         35,000,000
------------------------------------------------------------------------------------------------------------------------------------
TRANSOCEAN SEDCO FOREX  NOTE 1.500%   893830AV1     $70,172   62,000,000  PRN         X                         62,000,000
INC                         12/1
------------------------------------------------------------------------------------------------------------------------------------
Total Fair Market Value                            $136,350
(in thousands)
